Jun. 15, 2016
Brown Advisory - WMC Japan Alpha Opportunities Fund
Brown Advisory - WMC Japan Alpha Opportunities Fund
BROWN ADVISORY FUNDS

Brown Advisory – WMC Japan Alpha Opportunities Fund

(the "Fund")

Institutional Shares (BAFJX)

Investor Shares (BIAJX)

Advisor Shares (BAJAX)

Supplement dated June 15, 2016

to the Prospectus and the Summary Prospectus dated October 30, 2015

This supplement serves as notification of the following changes:

The Board of Trustees of Brown Advisory Funds approved certain changes relating to the Fund, as described below:

1. Change in Investment Objective
Effective as of July 7, 2016, the investment objective of the Fund is changed as follows:

The Fund seeks to achieve total return by investing principally in equity securities of companies which are domiciled in or exercise the predominant part of their economic activity in Japan.

2. Summary Section – Change in Principal Investment Strategy
Effective as of July 7, 2016, the fifth paragraph of the Principal Investment Strategy is amended and restated in its entirety as follows:

The Fund may utilize options, futures contracts, currency forwards, swaps and options on futures. These investments will typically be made for investment purposes consistent with the Fund's investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  The Fund may hedge currency exposure and reduce equity exposure using derivatives. In addition, the Fund may invest in participatory notes which are instruments that are used to replicate the performance of certain underlying issuers and markets. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.  Investments in derivatives may be counted towards the Fund's 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund's 80% investment policy.

Investors should retain this supplement for future reference